Putnam Investments
100 Federal Street
Boston, MA 02110

June 29, 2021

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam VT Sustainable Future Fund and Putnam VT Sustainable Leaders Fund (the “Funds”),
each a series of Putnam Variable Trust (the “Trust”) (Reg. No. 033-17486) (811-05346) – Post-
Effective Amendment No. 76 to the Trust’s Registration Statement on Form N-1A (the
“Amendment”)

Ladies and Gentlemen:

                We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “SEC”). The Amendment is being filed for the purpose of making changes to the Funds’ principal investment strategies, including to require that, under normal circumstances, each Fund will invest at least 80% of the value of its net assets in securities that meet Putnam Investment Management, LLC’s sustainability criteria. The Amendment also includes routine changes that would not by themselves have required a filing pursuant to Rule 485(a) under the Securities Act. The disclosure in the Amendment is otherwise consistent with that included in the most recent Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A dated April 30, 2021 and filed with the SEC on April 30, 2021. The Amendment is expected to become effective on August 30, 2021. The Amendment relates solely to the Funds and does not supersede or amend any disclosure in the Registration Statement relating to any other series of the Trust.

                Any comments or questions on this filing may be directed to the undersigned at 1-617-760-2577.

Very truly yours,

/s/ Venice Monagan
Venice Monagan
Senior Counsel

cc:	James M. Forbes, Esq.
James E. Thomas, Esq.
Ropes & Gray LLP